UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 330-668-3334

Date of fiscal year end: October 31

Date of reporting period: May 1-July 31, 2010

Item 1.  Schedule of Investments

White Oak Select Growth Fund - Statement of Investments

July 31, 2010 (Unaudited)

COMMON STOCKS (99.7%)	SHARES	VALUE
CONSUMER DISCRETIONARY (5.6%)
INTERNET & CATALOG RETAIL (5.6%)
Amazon.com, Inc.(a)	113,500	$13,380,515

ENERGY (10.1%)
ENERGY EQUIPMENT & SERVICES (10.1%)
Baker Hughes, Inc.	275,500	13,298,385
Transocean, Ltd.(a)	236,000	10,905,560

		24,203,945
FINANCIALS (17.2%)
CAPITAL MARKETS (4.0%)
The Charles Schwab Corp.	640,000	9,465,600

COMMERCIAL BANKS (4.0%)
CIT Group, Inc.(a)	265,000	9,635,400

DIVERSIFIED FINANCIAL SERVICES (4.0%)
JPMorgan Chase & Co.	235,000	9,465,800

INSURANCE (5.2%)
ACE, Ltd.	237,000	12,579,960

HEALTH CARE (20.2%)
BIOTECHNOLOGY (4.5%)
Amgen, Inc.(a)	196,500	10,715,145

HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
Stryker Corp.	222,500	10,361,825

HEALTH CARE PROVIDERS & SERVICES (6.9%)
Express Scripts, Inc.(a)	140,000	6,325,200
UnitedHealth Group, Inc.	335,000	10,200,750

		16,525,950
PHARMACEUTICALS (4.5%)
Teva Pharmaceutical Industries, Ltd. ADR	220,000	10,747,000

INFORMATION TECHNOLOGY (44.7%)
COMMUNICATIONS EQUIPMENT (9.0%)
Cisco Systems, Inc.(a)	465,000	10,727,550
Qualcomm, Inc.	288,000	10,967,040

		21,694,590
COMPUTERS & PERIPHERALS (4.4%)
International Business Machines Corp.	82,000	10,528,800

INTERNET SOFTWARE & SERVICES (12.4%)
eBay, Inc.(a)	517,000	10,810,470
Google, Inc. - Class A(a)	24,000	11,636,400
Yahoo!, Inc.(a)	525,000	7,287,000

		29,733,870
IT SERVICES (4.8%)
Cognizant Technology Solutions Corp. - Class A(a)	210,000	11,457,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.4%)
Broadcom Corp. - Class A	293,000	10,556,790
KLA-Tencor Corp.	380,000	12,034,600

		22,591,390
SOFTWARE (4.7%)
Salesforce.com, Inc.(a)	113,500	11,230,825

TELECOMMUNICATION SERVICES (1.9%)
WIRELESS TELECOMMUNICATION SERVICES (1.9%)
Sprint Nextel Corp.(a)	1,015,000	4,638,550

TOTAL COMMON STOCKS (Cost $195,272,579)		238,956,765

SHORT TERM INVESTMENTS (0.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.074%)	211,387	211,387

TOTAL SHORT TERM INVESTMENTS (Cost $211,387)		211,387

TOTAL INVESTMENTS - (99.8%) (Cost $195,483,966)	$239,168,152
Other assets and liabilities, net - (0.2%)	424,766

NET ASSETS - (100.0%)	$239,592,918

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

Rock Oak Core Growth Fund - Statement of Investments

July 31, 2010 (Unaudited)

COMMON STOCKS (92.1%)	SHARES	VALUE
CONSUMER DISCRETIONARY (10.7%)
HOTELS, RESTAURANTS & LEISURE (8.8%)
Ctrip.com International, Ltd. ADR(a)	6,000	$241,560
International Game Technology	6,700	102,108
Wynn Resorts, Ltd.	2,100	184,128

		527,796
MEDIA (1.9%)
DISH Network Corp. - Class A	5,900	118,472

ENERGY (11.8%)
ENERGY EQUIPMENT & SERVICES (11.8%)
National Oilwell Varco, Inc.	2,900	113,564
Noble Corp.(a)	4,600	149,500
Transocean, Ltd.(a)	4,500	207,945
Weatherford International, Ltd.(a)	14,700	238,140

		709,149
FINANCIALS (6.2%)
CAPITAL MARKETS (1.9%)
Legg Mason, Inc.	4,000	115,560

CONSUMER FINANCE (1.0%)
American Express Co.	1,400	62,496

DIVERSIFIED FINANCIAL SERVICES (3.3%)
CME Group, Inc.	700	195,160

HEALTH CARE (16.6%)
BIOTECHNOLOGY (4.7%)
Genzyme Corp.(a)	2,150	149,554
Gilead Sciences, Inc.(a)	4,000	133,280

		282,834
HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
Baxter International, Inc.	1,400	61,278
Intuitive Surgical, Inc.(a)	350	114,930

		176,208
HEALTH CARE PROVIDERS & SERVICES (6.8%)
AmerisourceBergen Corp.	6,700	200,799
Express Scripts, Inc.(a)	2,450	110,691
McKesson Corp.	1,500	94,230

		405,720
HEALTH CARE TECHNOLOGY (2.2%)
Cerner Corp.(a)	1,700	131,665

INDUSTRIALS (8.6%)
AEROSPACE & DEFENSE (2.6%)
ITT Corp.	3,300	155,496

AIR FREIGHT & LOGISTICS (3.6%)
Expeditors International of Washington, Inc.	5,100	217,464

CONSTRUCTION & ENGINEERING (2.2%)
Jacobs Engineering Group, Inc.(a)	3,700	135,309

ELECTRICAL EQUIPMENT (0.2%)
Rockwell Automation, Inc.	200	10,830

INFORMATION TECHNOLOGY (35.3%)
COMMUNICATIONS EQUIPMENT (8.0%)
F5 Networks, Inc.(a)	2,400	210,792
Juniper Networks, Inc.(a)	5,575	154,873
Qualcomm, Inc.	3,100	118,048

		483,713
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Dolby Laboratories, Inc. - Class A(a)	3,650	231,665

INTERNET SOFTWARE & SERVICES (7.1%)
Baidu, Inc. ADR(a)	2,500	203,525
eBay, Inc.(a)	5,500	115,005
Yahoo!, Inc.(a)	7,600	105,488

		424,018
IT SERVICES (8.5%)
Cognizant Technology Solutions Corp. - Class A(a)	6,225	339,636

Mastercard, Inc. - Class A	825	173,283

		512,919
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Broadcom Corp. - Class A	6,000	216,180

SOFTWARE (4.2%)
Salesforce.com, Inc.(a)	2,550	252,323

MATERIALS (2.9%)
CHEMICALS (2.2%)
Sociedad Quimica y Minera de Chile SA ADR	3,475	132,015

METALS & MINING (0.7%)
Nucor Corp.	1,100	43,054

TOTAL COMMON STOCKS (Cost $4,972,187)		5,540,046

SHORT TERM INVESTMENTS (8.9%)

Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.074%)	533,472	533,472
TOTAL SHORT TERM INVESTMENTS (Cost $533,472)		533,472

TOTAL INVESTMENTS - (101.0%)
(Cost $5,505,659)		$6,073,518
Other assets and liabilities, net - (-1.0%)		(60,721)

NET ASSETS - (100.0%)		$6,012,797

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Pin Oak Equity Fund - Statement of Investments

July 31, 2010 (Unaudited)

COMMON STOCKS (99.4%)	SHARES	VALUE
CONSUMER DISCRETIONARY (20.9%)
HOTELS, RESTAURANTS & LEISURE (2.9%)
Interval Leisure Group, Inc.(a)	185,222	$2,576,438

HOUSEHOLD DURABLES (3.5%)
Garmin, Ltd.	107,400	3,061,974

INTERNET & CATALOG RETAIL (5.4%)
Amazon.com, Inc.(a)	24,500	2,888,305
Blue Nile, Inc.(a)	34,718	1,767,146
HSN, Inc.(a)	5,582	164,111

		4,819,562
MEDIA (6.7%)
DISH Network Corp. - Class A	172,000	3,453,760
Gannett Co., Inc.	104,000	1,370,720
Live Nation Entertainment, Inc.(a)	116,000	1,070,680

		5,895,160
SPECIALTY RETAIL (2.4%)
Ann Taylor Stores Corp.(a)	68,300	1,197,982
The Pep Boys-Manny, Moe & Jack	97,000	931,200

		2,129,182
ENERGY (15.1%)
ENERGY EQUIPMENT & SERVICES (13.3%)
Ensco PLC ADR	76,000	3,177,560
Hercules Offshore, Inc.(a)	254,000	645,160
Nabors Industries, Ltd.(a)	165,000	3,037,650
Noble Corp. (a)	100,832	3,277,040
Pioneer Drilling Co.(a)	251,022	1,661,766

		11,799,176
OIL, GAS & CONSUMABLE FUELS (1.8%)
The Williams Cos., Inc.	79,500	1,543,095

FINANCIALS (10.2%)
CAPITAL MARKETS (4.7%)
The Charles Schwab Corp.	205,000	3,031,950
Morgan Stanley	42,000	1,133,580

		4,165,530
COMMERCIAL BANKS (4.4%)
CIT Group, Inc.(a)	73,000	2,654,280
International Bancshares Corp.	70,000	1,213,800

		3,868,080
INSURANCE (1.1%)
The Travelers Cos., Inc.	19,900	1,003,955

HEALTH CARE (2.8%)
BIOTECHNOLOGY (2.8%)
Biogen Idec, Inc.(a)	45,000	2,514,600

INDUSTRIALS (7.5%)
AEROSPACE & DEFENSE (1.3%)
Lockheed Martin Corp.	15,000	1,127,250

CONSTRUCTION & ENGINEERING (6.2%)
Jacobs Engineering Group, Inc.(a)	24,101	881,374
KBR, Inc.	24,700	552,786
The Shaw Group, Inc.(a)	127,400	4,081,896

		5,516,056
INFORMATION TECHNOLOGY (40.2%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Jabil Circuit, Inc.	201,000	2,916,510

INTERNET SOFTWARE & SERVICES (11.0%) eBay, Inc.(a)	147,000	3,073,770
Google, Inc. - Class A(a)	5,930	2,875,160
IAC/InterActive Corp.(a)	117,756	2,943,900
Yahoo!, Inc.(a)	57,000	791,160

		9,683,990
IT SERVICES (9.1%)
Amdocs, Ltd.(a)	166,972	4,563,345
Paychex, Inc.	49,949	1,298,174
The Western Union Co.	136,000	2,207,280

		8,068,799

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.9%)
ASM International N.V.(a)	8,065	205,174
Broadcom Corp. - Class A	29,500	1,062,885
KLA-Tencor Corp.	66,700	2,112,389
Xilinx, Inc.	129,000	3,601,680

		6,982,128
SOFTWARE (8.9%)
BMC Software, Inc.(a)	78,000	2,775,240
Fair Isaac Corp.	155,022	3,697,275
Microsoft Corp.	55,000	1,419,550

		7,892,065
UTILITIES (2.7%)
ELECTRIC UTILITIES (2.7%)
Edison International	72,000	2,386,800
TOTAL COMMON STOCKS
(Cost $74,653,755)		87,950,350

SHORT TERM INVESTMENTS (0.5%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield (0.074%)	401,878	401,878
TOTAL SHORT TERM INVESTMENTS

(Cost $401,878)		401,878

TOTAL INVESTMENTS - (99.9%)
(Cost $75,055,633)		$88,352,228
Other assets and liabilities, net - (0.1%)		110,827

NET ASSETS - (100.0%)		$88,463,055

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

River Oak Discovery Fund - Statement of Investments
July 31, 2010 (Unaudited)

COMMON STOCKS (87.4%)	SHARES	VALUE
CONSUMER DISCRETIONARY (14.5%)
DIVERSIFIED CONSUMER SERVICES (1.8%)
Coinstar, Inc.(a)	3,500	$159,250

HOTELS, RESTAURANTS & LEISURE (5.9%)
Chipotle Mexican Grill, Inc.(a)	1,900	281,010
WMS Industries, Inc.(a)	6,200	238,762

		519,772
MEDIA (2.0%)
Morningstar, Inc.(a)	3,900	175,539

SPECIALTY RETAIL (2.7%)
Gymboree Corp.(a)	5,500	238,150

TEXTILES, APPAREL & LUXURY GOODS (2.1%)
Carter’s, Inc.(a)	7,400	179,376

CONSUMER STAPLES (7.4%)
BEVERAGES (2.8%)
The Boston Beer Co., Inc. - Class A(a)	3,500	242,760

FOOD PRODUCTS (4.6%)
B&G Foods, Inc.	35,325	405,178

ENERGY (12.0%)
ENERGY EQUIPMENT & SERVICES (9.7%)
CARBO Ceramics, Inc.	4,200	336,840
Dril-Quip, Inc.(a)	4,600	240,488
Oceaneering International, Inc.(a)	5,600	277,088

		854,416
OIL, GAS & CONSUMABLE FUELS (2.3%)
USEC, Inc.(a)	36,000	199,080

FINANCIALS (1.6%)
CAPITAL MARKETS (1.6%)
Janus Capital Group, Inc.	13,200	138,336

HEALTH CARE (5.3%)
BIOTECHNOLOGY (3.2%)
Cubist Pharmaceuticals, Inc.(a)	12,850	277,303

LIFE SCIENCES TOOLS & SERVICES (2.1%)
Illumina, Inc.(a)	4,200	188,286

INDUSTRIALS (15.2%)
AEROSPACE & DEFENSE (5.9%)
Aerovironment, Inc.(a)	7,700	184,107
American Science & Engineering, Inc.	3,800	300,884
Orbital Sciences Corp.(a)	2,000	29,280

		514,271
COMMERCIAL SERVICES & SUPPLIES (4.6%)
EnergySolutions, Inc.	30,600	153,918
EnerNOC, Inc.(a)	7,500	250,050

		403,968
CONSTRUCTION & ENGINEERING (3.5%)
EMCOR Group, Inc.(a)	11,900	309,519

ELECTRICAL EQUIPMENT (0.2%)
Evergreen Solar, Inc.(a)	33,700	22,242

INDUSTRIAL CONGLOMERATES (1.0%)
Raven Industries, Inc.	2,500	87,575

INFORMATION TECHNOLOGY (29.1%)
COMMUNICATIONS EQUIPMENT (0.5%)
Viasat, Inc.(a)	1,100	39,754

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
Itron, Inc.(a)	3,900	253,773

INTERNET SOFTWARE & SERVICES (9.4%)
MercadoLibre, Inc.(a)	6,700	405,350

NetEase.com, Inc. ADR(a)	7,400	283,420
VistaPrint N.V.(a)	4,000	132,200

		820,970
IT SERVICES (2.8%)
Patni Computer Systems, Ltd. ADR	6,900	152,283
Yucheng Technologies, Ltd.(a)	30,000	95,400

		247,683
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
Formfactor, Inc.(a)	16,200	156,816
Varian Semiconductor Equipment Associates, Inc.(a)	8,850	250,101

		406,917
SOFTWARE (8.9%)
AsiaInfo-Linkage, Inc.(a)	17,500	357,000
Factset Research Systems, Inc.	3,400	255,000
Longtop Financial Technologies, Ltd. ADR(a)	5,000	166,650

		778,650
MATERIALS (2.3%)
CONTAINERS & PACKAGING (2.3%)
Greif, Inc. - Class A	3,400	202,742

TOTAL COMMON STOCKS
(Cost $7,068,560)		7,665,510

REPURCHASE AGREEMENTS (12.8%)	Principal Amount
Tri-Party Repurchase Agreement with Morgan Stanley Co., 0.090%, dated 07/30/10 and maturing 08/02/10 with a repurchase amount of $1,122,884, collateralized by U.S. Government & Agency Securities with a collateral value of $1,145,336.	$1,122,876	1,122,876
TOTAL REPURCHASE AGREEMENTS

(Cost $1,122,876)		1,122,876

TOTAL INVESTMENTS - (100.2%)
(Cost $8,191,436)		$8,788,386
Other assets and liabilities, net - (-0.2%)		(20,178)

NET ASSETS - (100.0%)		$8,768,208

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Red Oak Technology Select Fund - Statement of Investments

July 31, 2010 (Unaudited)

COMMON STOCKS (99.6%)	SHARES	VALUE
CONSUMER DISCRETIONARY (6.0%)
INTERNET & CATALOG RETAIL (6.0%)
Amazon.com, Inc.(a)	21,900	$2,581,791
Blue Nile, Inc.(a)	17,206	875,786

		3,457,577
INDUSTRIALS (3.7%)
AEROSPACE & DEFENSE (3.7%)
Northrop Grumman Corp.	37,000	2,169,680

INFORMATION TECHNOLOGY (86.8%)
COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc.(a)	28,000	645,960

COMPUTERS & PERIPHERALS (21.6%)
Apple, Inc.(a)	6,700	1,723,575
EMC Corp.(a)	70,000	1,385,300
International Business Machines Corp.	22,900	2,940,360
Lexmark International, Inc. - Class A(a)	64,000	2,352,000
Seagate Technology(a)	147,000	1,844,850
Western Digital Corp.(a)	85,500	2,256,345

		12,502,430
INTERNET SOFTWARE & SERVICES (15.0%)
Akamai Technologies, Inc.(a)	29,000	1,112,440
eBay, Inc.(a)	95,000	1,986,450
Google, Inc. - Class A(a)	5,400	2,618,190
IAC/InterActive Corp.(a)	82,000	2,050,000
Yahoo!, Inc.(a)	64,100	889,708

		8,656,788
IT SERVICES (9.5%)
Accenture PLC - Class A	79,200	3,139,488
Computer Sciences Corp.	52,000	2,357,160

		5,496,648
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (23.9%)
Broadcom Corp. - Class A	30,700	1,106,121
Integrated Device Technology, Inc.(a)	188,000	1,092,280
Intel Corp.	49,000	1,009,400
KLA-Tencor Corp.	70,000	2,216,900
Marvell Technology Group, Ltd.(a)	75,500	1,126,460
National Semiconductor Corp.	119,000	1,642,200
Novellus Systems, Inc.(a)	27,000	721,170
Sigma Designs, Inc.(a)	118,000	1,208,320
Texas Instruments, Inc.	58,000	1,432,020
Xilinx, Inc.	80,000	2,233,600

		13,788,471
SOFTWARE (15.7%)
CA, Inc.	112,000	2,190,720
Check Point Software Technologies, Ltd.(a)	80,000	2,721,600
Symantec Corp.(a)	151,000	1,958,470
Synopsys, Inc.(a)	100,000	2,184,000

		9,054,790
TELECOMMUNICATION SERVICES (3.1%)
WIRELESS TELECOMMUNICATION SERVICES (3.1%)
Sprint Nextel Corp.(a)	387,000	1,768,590

TOTAL COMMON STOCKS (Cost $51,303,199)		57,540,934

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Marker Government Portfolio - Class I	361,170	361,170
(7 day yield 0.074%)
TOTAL SHORT TERM INVESTMENTS

(Cost $361,170)		361,170

TOTAL INVESTMENTS - (100.2%) (Cost $51,664,369)		$57,902,104
Other assets and liabilities, net - (-0.2%)		(109,685)

NET ASSETS - (100.0%)		$57,792,419

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

Black Oak Emerging Technology Fund - Statement of Investments

July 31, 2010 (Unaudited)

COMMON STOCKS (91.8%)	SHARES	VALUE
CONSUMER DISCRETIONARY (5.1%)
HOTELS, RESTAURANTS & LEISURE (5.1%)
Ctrip.com International, Ltd. ADR(a)	30,850	$1,242,021
WMS Industries, Inc.(a)	21,600	831,816

		2,073,837
HEALTH CARE (9.2%)
HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Intuitive Surgical, Inc.(a)	3,100	1,017,947

HEALTH CARE TECHNOLOGY (2.3%)
Cerner Corp.(a)	11,800	913,910

LIFE SCIENCES TOOLS & SERVICES (4.4%)
Illumina, Inc.(a)	39,600	1,775,268

INDUSTRIALS (7.7%)
AEROSPACE & DEFENSE (3.8%)
American Science & Engineering, Inc.	19,300	1,528,174

COMMERCIAL SERVICES & SUPPLIES (3.9%)
EnerNOC, Inc.(a)	47,700	1,590,318

INFORMATION TECHNOLOGY (69.8%)
COMMUNICATIONS EQUIPMENT (6.8%)
F5 Networks, Inc.(a)	17,600	1,545,808
Qualcomm, Inc.	31,750	1,209,040

		2,754,848
COMPUTERS & PERIPHERALS (4.7%)
Apple, Inc.(a)	7,400	1,903,650

ELECTRONIC EQUIPMENT & INSTRUMENTS (7.3%)
Corning, Inc.	51,400	931,368
Dolby Laboratories, Inc. - Class A(a)	12,600	799,722
Itron, Inc.(a)	18,600	1,210,302

		2,941,392
INTERNET SOFTWARE & SERVICES (10.0%)
MercadoLibre, Inc.(a)	32,700	1,978,350
NetEase.com, Inc. ADR(a)	18,900	723,870
Sohu.com, Inc.(a)	28,250	1,328,315

		4,030,535
IT SERVICES (8.2%)
Cognizant Technology Solutions Corp. - Class A(a)	39,850	2,174,216
Wipro, Ltd. ADR	59,633	811,009
Yucheng Technologies, Ltd.(a)	96,400	306,552

		3,291,777
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.2%)
Broadcom Corp. - Class A	40,200	1,448,406
NVIDIA Corp.(a)	58,350	536,237
Varian Semiconductor Equipment Associates, Inc.(a)	17,700	500,202

		2,484,845
SOFTWARE (26.6%)
Activision Blizzard, Inc.	113,500	1,348,380
ANSYS, Inc.(a)	24,200	1,087,790
AsiaInfo-Linkage, Inc.(a)	55,600	1,134,240
Citrix Systems, Inc.(a)	32,500	1,788,150
Longtop Financial Technologies, Ltd. ADR(a)	24,400	813,252
Red Hat, Inc.(a)	50,200	1,613,930
Salesforce.com, Inc.(a)	21,150	2,092,792
VMware, Inc.(a)	10,900	845,077

		10,723,611

TOTAL COMMON STOCKS (Cost $27,527,018)		37,030,112

REPURCHASE AGREEMENTS (10.7%)	Principal Amount
Tri-Party Repurchase Agreement with Morgan Stanley Co., 0.090%, dated 07/30/10 and maturing 8/2/10 with a repurchase amount of $4,310,059, collateralized by U.S. Government & Agency Securities with a collateral value of $4,396,236.	$4,310,027	4,310,027
TOTAL REPURCHASE AGREEMENTS

(Cost $4,310,027)		4,310,027

TOTAL INVESTMENTS - (102.5%) (Cost $31,837,045)	$41,340,139
Other assets and liabilities, net - (-2.5%)	(1,010,283)
NET ASSETS - (100.0%)	$40,329,856

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

Live Oak Health Sciences Fund - Statement of Investments
July 31, 2010 (Unaudited)

COMMON STOCKS (97.8%)	SHARES	VALUE
HEALTH CARE (97.8%)
BIOTECHNOLOGY (12.1%)
Amgen, Inc.(a)	16,800	$916,104
Biogen Idec, Inc.(a)	15,600	871,728
Genzyme Corp.(a)	6,500	452,140

		2,239,972
HEALTH CARE EQUIPMENT & SUPPLIES (6.9%)
Boston Scientific Corp.(a)	33,000	184,800
CareFusion Corp.(a)	28,700	604,709
Medtronic, Inc.	13,500	499,095

		1,288,604
HEALTH CARE PROVIDERS & SERVICES (30.7%)
AmerisourceBergen Corp.	42,800	1,282,716
Cardinal Health, Inc.	21,000	677,670
Centene Corp.(a)	19,200	409,152
inVentiv Health, Inc.(a)	15,000	389,100
McKesson Corp.	10,200	640,764
Molina Healthcare, Inc.(a)	18,750	558,937
PharMerica Corp.(a)	50,942	665,303
UnitedHealth Group, Inc.	17,800	542,010
WellPoint, Inc.(a)	10,800	547,776

		5,713,428
LIFE SCIENCES TOOLS & SERVICES (7.0%)
Affymetrix, Inc.(a)	16,000	78,240
Techne Corp.	6,500	379,600
Waters Corp.(a)	13,000	834,080

		1,291,920
PHARMACEUTICALS (41.1%)
AstraZeneca PLC ADR	16,800	847,392
Corcept Therapeutics, Inc.(a)	44,844	145,743
Eli Lilly & Co.	18,000	640,800
GlaxoSmithKline PLC ADR	24,800	872,216
Johnson & Johnson	13,100	760,979
King Pharmaceuticals, Inc.(a)	61,120	535,411
Medicis Pharmaceutical Corp. - Class A	10,400	263,640
Novartis AG ADR	18,600	906,564
Par Pharmaceutical Cos., Inc.(a)	23,000	607,200
Pfizer, Inc.	38,000	570,000
Sanofi-Aventis ADR	28,900	842,146
Teva Pharmaceutical Industries, Ltd. ADR	13,500	659,475

		7,651,566

TOTAL COMMON STOCKS (Cost $15,929,733)		18,185,490

SHORT TERM INVESTMENTS (2.4%)
Fidelity Institutional Money Market Government Portfolio - Class I
(7 day yield 0.074%)	447,693	447,693
TOTAL SHORT TERM INVESTMENTS

(Cost $447,693)		447,693

TOTAL INVESTMENTS - (100.2%) (Cost $16,377,426)		$18,633,183
Other assets and liabilities, net - (-0.2%)		(29,948)

NET ASSETS - (100.0%)		$18,603,235

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited

PLC - Public Limited Company

Notes to Financial Statements

As of July 31, 2010 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”) is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Securities for which market prices are not “readily available” (of which there were none as of July 31, 2010) are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the actual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At July 31, 2010, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of July 31, 2010	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	$66,413,494	$17,422,855	$1,011,483	$1,442,442
Gross depreciation (excess of tax cost over value)	(22,729,308)	(4,126,260)	(443,624)	(841,126)
Net unrealized appreciation/ (depreciation)	$43,684,186	$13,296,595	$567,859	$601,316

Cost of investment for income tax purposes	$195,483,966	$75,055,633	$5,505,659	$8,187,070

As of July 31, 2010	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	$12,259,213	$11,023,382	$3,924,651
Gross depreciation (excess of tax cost over value)	(6,021,478)	(1,520,289)	(1,668,894)
Net unrealized appreciation/ (depreciation)	$6,237,735	$9,503,093	$2,255,757

Cost of investment for income tax purposes	$51,664,369	$31,837,046	$16,377,426

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances

The three-tier hierarchy is summarized as follows:

1)	Level 1 – quoted and unadjusted prices in active markets for identical securities
2)	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
3)	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Funds investments as of July 31, 2010.

WHITE OAK SELECT GROWTH FUND

Investments in Securities at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$238,956,765	$–	$–	$238,956,765
Short Term Investments	211,387			211,387
Total	$239,168,152	$–	$–	$239,168,152

PIN OAK EQUITY FUND

Investments in Securities at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$87,950,350	$–	$–	$87,950,350
Short Term Investments	401,878			401,878
Total	$88,352,228	$–	$–	$88,352,228

ROCK OAK CORE GROWTH FUND

Investments in Securities at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$5,540,046	$–	$–	$5,540,046
Short Term Investments	533,472			533,472
Total	$6,073,518	$–	$–	$6,073,518

RIVER OAK DISCOVERY FUND

Investments in Securities at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$7,665,510	$–	$–	$7,665,510
Repurchase Agreements		1,122,876		1,122,876
Total	$7,665,510	$1,122,876	$–	$8,788,386

RED OAK TECHNOLOGY SELECT FUND

Investments in Securities at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$57,540,934	$–	$–	$57,540,934
Short Term Investments	361,170			361,170
Total	$57,902,104	$–	$–	$57,902,104

BLACK OAK EMERGING TECHNOLOGY FUND

Investments in Securities at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$ 37,030,112	$ –	$ –	$ 37,030,112
Repurchase Agreements		4,310,027		4,310,027
Total	$ 37,030,112	$ 4,310,027	$ –	$ 41,340,139

LIVE OAK HEALTH SCIENCES FUND
Investments in Securities at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$ 18,185,490	$ –	$ –	$ 18,185,490
Short Term Investments	447,693			447,693
Total	$ 18,633,183	$ –	$ –	$ 18,633,183

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

Item 2.  Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	September 29, 2010

By	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer and Principal Financial Officer

Date:	September 29, 2010